Cover Page Cover Page	Oct. 28, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 28, 2021
Entity Registrant Name	GENOCEA BIOSCIENCES, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36289
Entity Tax Identification Number	51-0596811
Entity Address, Address Line One	100 Acorn Park Drive
Entity Address, Address Line Two	5th Floor
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02140
City Area Code	617
Local Phone Number	876-8191
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.001 par value per share
Trading Symbol	GNCA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001457612
Amendment Flag	false